Shareholders' equity, capital distribution and earnings per share - Equity impact of share buy-back programmes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Repurchase Program [Line Items]
Share buy-back	$ 5,791	$ 5,936	$ 5,685
Norwegian State
Share Repurchase Program [Line Items]
Share buy-back	4,141	3,956
Total open market share
Share Repurchase Program [Line Items]
Share buy-back	1,650	1,980
First tranche
Share Repurchase Program [Line Items]
Share buy-back	397	396
Second tranche
Share Repurchase Program [Line Items]
Share buy-back	418	528
Third tranche
Share Repurchase Program [Line Items]
Share buy-back	418	528
Fourth tranche
Share Repurchase Program [Line Items]
Share buy-back	$ 418	$ 528